Share-based compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free rate of return	0.40%	1.80%
Risk-free rate of return	0.80%	2.50%
Contractual life of option	10 years	10 years
Estimated volatility rate	70.00%	70.00%
Expected dividend yield	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	6 years	6 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	6 years 6 months	6 years 6 months